EMPLOYEE BENEFITS - Defined benefit pension plan - Actuarial gains and losses (Details) - Defined benefit pension plan - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Amounts recognized as actuarial gains and losses in the statement of comprehensive income
Restriction recognized in Other Comprehensive Income	R$ (94,198)	R$ (43,197)	R$ (1,696)
Remeasurements recognized in Other Comprehensive Income	65,946	(159,979)	1,639
Plan assets
Amounts recognized as actuarial gains and losses in the statement of comprehensive income
Gain (loss) on remeasurement	(386,767)	253,301	(232,214)
Present value of the defined benefit obligations
Amounts recognized as actuarial gains and losses in the statement of comprehensive income
Gain (loss) on remeasurement	R$ 546,911	R$ (370,083)	R$ 235,549